CARILLON SERIES TRUST
Carillon Reams Core Bond Fund
Carillon Reams Core Plus Bond Fund
Carillon Reams Unconstrained Bond Fund

SUPPLEMENT DATED APRIL 13, 2018 TO
THE PROSPECTUS AND SUMMARY PROSPECTUS
DATED MARCH 1, 2018

Effective April 1, 2018, Jason Hoyer, CFA®, has joined the Portfolio Management Team as a Co-Portfolio Manager for each of the Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund (the “funds”).

As a result, effective April 1, 2018, the following changes are made to the Prospectus and each fund’s Summary Prospectus, as applicable.

The “Portfolio Managers” section on page 6 of the Summary Prospectus and page 56 of the “Summary” section of the Prospectus for Carillon Reams Core Bond Fund is replaced with the following:

Portfolio Managers | Mark M. Egan,  CFA®, has served as the Lead Portfolio Manager of the fund and Thomas M. Fink, CFA®, Todd C. Thompson, CFA®, Stephen T. Vincent, CFA® and Clark W. Holland, CFA®, have served as Co-Portfolio Managers of the fund since the fund’s inception in 2017.  Jason Hoyer, CFA®, has served as Co-Portfolio Manager of the fund since April 1, 2018. Messrs. Egan, Fink, Thompson, Vincent, Holland and Hoyer are jointly and primarily responsible for the day-to-day management of the fund.  Mr. Egan served as the Lead Portfolio Manager of the fund’s predecessor and Messrs. Fink and Thompson served as Co-Portfolio Managers of the fund’s predecessor from its inception in 2009 to 2017.  Messrs. Vincent and Holland served as Co-Portfolio Managers of the fund’s predecessor from 2009 and 2014, respectively, to 2017.

The “Portfolio Managers” section on page 6 of the Summary Prospectus and page 62 of the “Summary” section of the Prospectus for Carillon Reams Core Plus Bond Fund is replaced with the following:

Portfolio Managers | Mark M. Egan,  CFA®, has served as the Lead Portfolio Manager of the fund and Thomas M. Fink, CFA®, Todd C. Thompson, CFA®, Stephen T. Vincent, CFA® and Clark W. Holland, CFA®, have served as Co-Portfolio Managers of the fund since the fund’s inception in 2017.  Jason Hoyer, CFA®, has served as Co-Portfolio Manager of the fund since April 1, 2018. Messrs. Egan, Fink, Thompson, Vincent, Holland and Hoyer are jointly and primarily responsible for the day-to-day management of the fund.  Mr. Egan served as the Lead Portfolio Manager of the fund’s predecessor from its inception in 1996 to 2017. Messrs. Fink, Thompson, Vincent and Holland served as Co-Portfolio Managers of the fund’s predecessor from 2000, 2001, 2009 and 2014, respectively, to 2017.

The “Portfolio Managers” section on page 6 of the Summary Prospectus and page 68 of the “Summary” section of the Prospectus and for Carillon Reams Unconstrained Bond Fund is replaced with the following:

Portfolio Managers | Mark M. Egan,  CFA®, has served as the Lead Portfolio Manager of the fund and Thomas M. Fink, CFA®, Todd C. Thompson, CFA®, Stephen T. Vincent, CFA® and Clark W. Holland, CFA®, have served as Co-Portfolio Managers of the fund since the fund’s inception in 2017.  Jason Hoyer, CFA®, has served as Co-Portfolio Manager of the fund since April 1, 2018. Messrs. Egan, Fink, Thompson, Vincent, Holland and Hoyer are jointly and primarily responsible for the day-to-day management of the fund.  Mr. Egan served as Lead Portfolio Manager of the fund's predecessor and Messrs. Fink, Thompson, and Vincent served as Co-Portfolio Managers of the fund's predecessor from its inception in 2011 to 2017.  Mr. Holland served as Co-Portfolio Manager of the fund's predecessor from 2014 to 2017.

In the “Portfolio Managers” section of the Prospectus beginning on page 87, the “Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, Carillon Reams Unconstrained Bond Fund” paragraph is replaced with the following:

•
Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, and Carillon Reams Unconstrained Bond Fund — Mark M. Egan, CFA®, has served as the Lead Portfolio Manager of the fund and Thomas M. Fink, CFA®, Todd C. Thompson, CFA®, Stephen T. Vincent, CFA® and Clark W. Holland, CFA®, have served as Co-Portfolio Managers of the fund since the fund’s inception in 2017.  Jason Hoyer, CFA®, has served as Co-Portfolio Manager of the fund since April 1, 2018. Messrs. Egan, Fink, Thompson, Vincent, Holland and Hoyer are jointly and primarily responsible for the day-to-day management of the fund. Mr. Egan served as the Lead Portfolio Manager of the Carillon Reams Core Bond Fund’s predecessor and Messrs. Fink and Thompson served as Co-Portfolio Managers of the Carillon Reams Core Bond Fund’s predecessor from its inception in 2001 to 2017.  Messrs. Vincent and Holland served as Co-Portfolio Managers of the Carillon Reams Core Bond Fund’s predecessor from 2009 and 2014, respectively, to 2017.  Mr. Egan served as Lead Portfolio Manager of the Carillon Reams Core Plus Bond Fund’s predecessor from its inception in 1996 to 2017.  Messrs. Fink, Thompson, Vincent and Holland served as Co-Portfolio Managers of the Carillon Reams Core Plus Bond Fund’s predecessor from 2000, 2001, 2009 and 2014, respectively, to 2017.  Mr. Egan served as Lead Portfolio Manager of the Carillon Reams Unconstrained Bond Fund’s predecessor and Messrs. Fink, Thompson, and Vincent served as Co-Portfolio Managers of the Carillon Reams Unconstrained Bond Fund’s predecessor from its inception in 2011 to 2017.  Mr. Holland served as Co-Portfolio Manager of the Carillon Reams Unconstrained Bond Fund’s predecessor from 2014 to 2017.

In the “Portfolio Managers” section of the Prospectus beginning on page 87, the following is added after the bullet point for Mr. Holland on the bottom of page 89:

•
Mr. Hoyer joined Scout on April 20, 2015 as a fixed income credit analyst and became a portfolio manager effective April 1, 2018.  Prior to joining Reams, the fixed income division of Scout, in 2015, Mr. Hoyer was a senior credit analyst at 40 | 86 Advisors and a director in the research department at Fiduciary Management Associates.  He is a CFA® charterholder and a member of the CFA® Institute.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

CARILLON SERIES TRUST
Carillon Reams Core Bond Fund
Carillon Reams Core Plus Bond Fund
Carillon Reams Unconstrained Bond Fund

SUPPLEMENT DATED APRIL 13, 2018, TO
THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2018

Effective April 1, 2018, Jason Hoyer, CFA®, has joined the Portfolio Management Team as a Co-Portfolio Manager for each of the Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund (the “funds”).

As a result, the Statement of Additional Information (“SAI”) is amended as described below, effective April 1, 2018.

In the “Portfolio Managers” section beginning on page 85 of the SAI, the discussion of the funds’ portfolio managers in the “Scout Investments” section is replaced with the following:

B.	Mark M. Egan, Thomas M. Fink, Todd C. Thompson, Stephen T. Vincent, Clark W. Holland and Jason Hoyer (Core Bond, Core Plus Bond, Unconstrained Bond)

As of December 31, 2017, Messrs. Egan, Fink, Thompson, Vincent, Holland are each responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	4	$1915.83 million
Other pooled investment vehicles	13	$2657.58 million
Other accounts	106	$12784.40 million

In one of the 106 above “other accounts” is the advisory fee payable to Scout Investments based upon the account’s performance.

As of April 1, 2018, Mr. Hoyer is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	4	$1905.10 million
Other pooled investment vehicles	14	$4839.00 million
Other accounts	108	$12746.44 million

In one of the 108 above “other accounts” is the advisory fee payable to Scout Investments based upon the account’s performance.

As of December 31, 2017, Mr. Egan owned over $1,000,000 of Unconstrained Bond’s stock; Mr. Fink owned over $1,000,000 of Unconstrained Bond’s stock; Mr. Thompson owned over $1,000,000 of Unconstrained Bond’s stock; Mr. Vincent owned between $100,001 and $500,000 of Core Bond’s stock and between $100,001 and $500,000 Core Plus Bond’s stock and over $1,000,000 of Unconstrained Bond’s stock; and Mr. Holland owned between $100,001 and $500,000 of Unconstrained Bond’s stock.   As of April 1, 2018, Mr. Hoyer had no direct investment in Core Bond, Core Plus Bond, or Unconstrained Bond.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE